Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000136668 | 1 to 2 Years
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000136668 | 2 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000136668 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000136668 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000136668 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000136668 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000136668 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000136668 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000136668 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000136668 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000136668 | AssetBonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000136668 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000136668 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000136668 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136668 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136668 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136668 | AssetCommercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000136670 | 1 to 2 Years
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000136670 | 2 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000136670 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000136670 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000136670 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000136670 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000136670 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000136670 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000136670 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000136670 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000136670 | AssetBonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000136670 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000136670 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000136670 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136670 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136670 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136670 | AssetCommercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000136669 | 1 to 2 Years
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000136669 | 2 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000136669 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000136669 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000136669 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000136669 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000136669 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000136669 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000136669 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000136669 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000136669 | AssetBonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000136669 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000136669 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000136669 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136669 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136669 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136669 | AssetCommercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000246124 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000246124 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000246124 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000246124 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000246124 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000246124 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000246124 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246124 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000246124 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000246124 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000246124 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000246124 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000246124 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000246124 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000246124 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000246124 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000246124 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000246124 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000246124 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000246124 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159454 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000159454 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000159454 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000159454 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159454 | Reliance Industries Ltd.FR_609962907
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159454 | SK Hynix, Inc.FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000159454 | Hon Hai Precision Industry Co. Ltd.FR_643856909
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159454 | PDD Holdings, Inc.FR_722304102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159454 | MSCI CHINA A INCLUSION Net Return USD IndexFR_BMQLZ3903
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159454 | ICICI Bank Ltd.FR_BSZ2BY900
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000136662 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000136662 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000136662 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136662 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000136662 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000136662 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136662 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136662 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136662 | Toyota Motor Corp.FR_690064001
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136662 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136662 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000136662 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000136664 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000136664 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000136664 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136664 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000136664 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000136664 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136664 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136664 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136664 | Toyota Motor Corp.FR_690064001
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136664 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136664 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000136664 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000136663 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000136663 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000136663 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136663 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000136663 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000136663 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136663 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136663 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136663 | Toyota Motor Corp.FR_690064001
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136663 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136663 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000136663 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000143853 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000143853 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000143853 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000143853 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000143853 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000143853 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000143853 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000143853 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000143853 | Toyota Motor Corp.FR_690064001
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000143853 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000143853 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000143853 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000155088 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000155088 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000155088 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000155088 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000155088 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000155088 | Toyota Motor Corp.FR_690064001
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000155088 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000155088 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000155088 | LVMH Moet Hennessy Louis Vuitton SEFR_406141903
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000155088 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000158901 | Apollo Global Management, Inc.FR_03769M106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000158901 | Marvell Technology, Inc.FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000158901 | CRH PLCFR_G25508105
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000158901 | Palantir Technologies, Inc.FR_69608A108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000158901 | Workday, Inc.FR_98138H101
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158901 | Spotify Technology SAFR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158901 | Coinbase Global, Inc.FR_19260Q107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158901 | Trade Desk, Inc.FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158901 | Snowflake, Inc.FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158901 | NU Holdings Ltd.FR_G6683N103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158901 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000158901 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000158902 | Apollo Global Management, Inc.FR_03769M106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000158902 | Marvell Technology, Inc.FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000158902 | CRH PLCFR_G25508105
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000158902 | Palantir Technologies, Inc.FR_69608A108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000158902 | Workday, Inc.FR_98138H101
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158902 | Spotify Technology SAFR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158902 | Coinbase Global, Inc.FR_19260Q107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158902 | Trade Desk, Inc.FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158902 | Snowflake, Inc.FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158902 | NU Holdings Ltd.FR_G6683N103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158902 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000158902 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000158903 | Apollo Global Management, Inc.FR_03769M106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000158903 | Marvell Technology, Inc.FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000158903 | CRH PLCFR_G25508105
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000158903 | Palantir Technologies, Inc.FR_69608A108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000158903 | Workday, Inc.FR_98138H101
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158903 | Spotify Technology SAFR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158903 | Coinbase Global, Inc.FR_19260Q107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158903 | Trade Desk, Inc.FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158903 | Snowflake, Inc.FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158903 | NU Holdings Ltd.FR_G6683N103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158903 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000158903 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000232294 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000232294 | SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000232294 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000232294 | SPDR Portfolio Short Term Treasury ETFFR_78468R101
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000232294 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000232294 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000232294 | SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000232294 | SPDR Portfolio Short Term Corporate Bond ETFFR_78464A474
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000232294 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000232294 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000143864 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000143864 | SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000143864 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000143864 | SPDR Portfolio Short Term Treasury ETFFR_78468R101
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000143864 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000143864 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000143864 | SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000143864 | SPDR Portfolio Short Term Corporate Bond ETFFR_78464A474
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000143864 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143864 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000143865 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000143865 | SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000143865 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000143865 | SPDR Portfolio Short Term Treasury ETFFR_78468R101
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000143865 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000143865 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000143865 | SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000143865 | SPDR Portfolio Short Term Corporate Bond ETFFR_78464A474
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000143865 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143865 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000232295 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000232295 | SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000232295 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000232295 | SPDR Portfolio Short Term Treasury ETFFR_78468R101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000232295 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000232295 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000232295 | SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000232295 | SPDR Portfolio Short Term Corporate Bond ETFFR_78464A474
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000232295 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000232295 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000232295 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000232295 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000143868 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000143868 | SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000143868 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000143868 | SPDR Portfolio Short Term Treasury ETFFR_78468R101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000143868 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000143868 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000143868 | SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000143868 | SPDR Portfolio Short Term Corporate Bond ETFFR_78464A474
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000143868 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000143868 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000143868 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143868 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000143869 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000143869 | SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000143869 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000143869 | SPDR Portfolio Short Term Treasury ETFFR_78468R101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000143869 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000143869 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000143869 | SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000143869 | SPDR Portfolio Short Term Corporate Bond ETFFR_78464A474
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000143869 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000143869 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000143869 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143869 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000232296 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000232296 | SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000232296 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000232296 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000232296 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000232296 | SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000232296 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000232296 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000232296 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000232296 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000143872 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000143872 | SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000143872 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000143872 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000143872 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000143872 | SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000143872 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000143872 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000143872 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000143872 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000143873 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000143873 | SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000143873 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000143873 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000143873 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000143873 | SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000143873 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000143873 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000143873 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000143873 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000232297 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000232297 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000232297 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000232297 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000232297 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000232297 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000232297 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000232297 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000143876 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000143876 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000143876 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000143876 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000143876 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000143876 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000143876 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143876 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000143877 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000143877 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000143877 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000143877 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000143877 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000143877 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000143877 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143877 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000232298 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000232298 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000232298 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000232298 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000232298 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000232298 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000232298 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000232298 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000143880 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000143880 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000143880 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000143880 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000143880 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000143880 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000143880 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000143880 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000143881 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000143881 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000143881 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000143881 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000143881 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000143881 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000143881 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000143881 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000232299 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000232299 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000232299 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000232299 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000232299 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000232299 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000232299 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000143884 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000143884 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000143884 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000143884 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000143884 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000143884 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143884 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000143885 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000143885 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000143885 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000143885 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000143885 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000143885 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143885 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000232290 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000232290 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000232290 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000232290 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000232290 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000232290 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000232290 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000143828 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000143828 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000143828 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000143828 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000143828 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000143828 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143828 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000143829 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000143829 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000143829 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000143829 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000143829 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000143829 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143829 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000232291 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000232291 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000232291 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000232291 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000232291 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000232291 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000143832 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000143832 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000143832 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000143832 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000143832 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000143832 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000143833 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000143833 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000143833 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000143833 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000143833 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000143833 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000232292 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000232292 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000232292 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000232292 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000232292 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000232292 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000143836 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000143836 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000143836 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000143836 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000143836 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000143836 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000143837 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000143837 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000143837 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000143837 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000143837 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000143837 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000232300 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000232300 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000232300 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000232300 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000232300 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000232300 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000216582 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000216582 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000216582 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000216582 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000216582 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000216582 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000216583 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000216583 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000216583 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000216583 | SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000216583 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000216583 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000232293 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000232293 | SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000232293 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000232293 | SPDR Portfolio Short Term Treasury ETFFR_78468R101
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000232293 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000232293 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000232293 | SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000232293 | SPDR Portfolio Short Term Corporate Bond ETFFR_78464A474
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000232293 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000232293 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000232293 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000143856 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000143856 | SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000143856 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000143856 | SPDR Portfolio Short Term Treasury ETFFR_78468R101
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000143856 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000143856 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000143856 | SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000143856 | SPDR Portfolio Short Term Corporate Bond ETFFR_78464A474
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000143856 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000143856 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143856 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000143857 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000143857 | SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000143857 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000143857 | SPDR Portfolio Short Term Treasury ETFFR_78468R101
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000143857 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000143857 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000143857 | SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000143857 | SPDR Portfolio Short Term Corporate Bond ETFFR_78464A474
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000143857 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000143857 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143857 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000143852 | 1 to 2 Years
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000143852 | 2 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000143852 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000143852 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000143852 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000143852 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000143852 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000143852 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000143852 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000143852 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000143852 | AssetBonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000143852 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000143852 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000143852 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000143852 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000143852 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000143852 | AssetCommercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000029581 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000029581 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000029581 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000029581 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000029581 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000029581 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029581 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029581 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029581 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000029581 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000029581 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000029581 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000029581 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000029581 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000029581 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000029581 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000029581 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000029581 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000029581 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000029581 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136665 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000136665 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000136665 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000136665 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136665 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000136665 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000136665 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000136665 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000136665 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000136665 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000136665 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000136665 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000136665 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000136665 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000136665 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000136665 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000136665 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000136665 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000136665 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000136665 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136667 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000136667 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000136667 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000136667 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136667 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000136667 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000136667 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000136667 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000136667 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000136667 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000136667 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000136667 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000136667 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000136667 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000136667 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000136667 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000136667 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000136667 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000136667 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000136667 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136666 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000136666 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000136666 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000136666 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136666 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000136666 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000136666 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000136666 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000136666 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000136666 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000136666 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000136666 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000136666 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000136666 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000136666 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000136666 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000136666 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000136666 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000136666 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000136666 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029583 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000029583 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000029583 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000029583 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000029583 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000029583 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029583 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029583 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029583 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000029583 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000029583 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000029583 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000029583 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000029583 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000029583 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000029583 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000029583 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000029583 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000029583 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000029583 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029582 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000029582 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000029582 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000029582 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000029582 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000029582 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029582 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029582 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029582 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000029582 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000029582 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000029582 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000029582 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000029582 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000029582 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000029582 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000029582 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000029582 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000029582 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000029582 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143774 | JP Morgan SEC LLC TPR D Tri Party Repo DFR_930PNG000_5.330000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000143774 | Skandinaviska Enskilda Banken ABFR_ATD1PMEG5_5.310000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143774 | KBC Bank NVFR_ATD1PM8Y3_5.310000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143774 | Australia & New Zealand Banking Group Ltd.FR_ATD1PMEY6_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000143774 | Royal Bank of CanadaFR_ATD1PMEE0_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000143774 | BNP Paribas Prime Brokerage International Ltd. Tri Party RepoFR_927NYV005_5.470000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143774 | Abu Dhabi International Bank IFR_ATD1PMFA7_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143774 | Bank of Montreal Head OfficeFR_ATD1PMGX6_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143774 | Nationwide Building SocietyFR_6385E0G56_0.000000_2024-07-05
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143774 | ABN Amro Bank N.V.FR_ATD1PK4K1_5.330000_2024-07-03
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000143774 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000143774 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000143774 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000143774 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000143774 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000143774 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230477 | JP Morgan SEC LLC TPR D Tri Party Repo DFR_930PNG000_5.330000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230477 | Skandinaviska Enskilda Banken ABFR_ATD1PMEG5_5.310000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230477 | KBC Bank NVFR_ATD1PM8Y3_5.310000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230477 | Australia & New Zealand Banking Group Ltd.FR_ATD1PMEY6_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230477 | Royal Bank of CanadaFR_ATD1PMEE0_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000230477 | BNP Paribas Prime Brokerage International Ltd. Tri Party RepoFR_927NYV005_5.470000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000230477 | Abu Dhabi International Bank IFR_ATD1PMFA7_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000230477 | Bank of Montreal Head OfficeFR_ATD1PMGX6_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000230477 | Nationwide Building SocietyFR_6385E0G56_0.000000_2024-07-05
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000230477 | ABN Amro Bank N.V.FR_ATD1PK4K1_5.330000_2024-07-03
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230477 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000230477 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000230477 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000230477 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230477 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000230477 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000143773 | JP Morgan SEC LLC TPR D Tri Party Repo DFR_930PNG000_5.330000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000143773 | Skandinaviska Enskilda Banken ABFR_ATD1PMEG5_5.310000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143773 | KBC Bank NVFR_ATD1PM8Y3_5.310000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143773 | Australia & New Zealand Banking Group Ltd.FR_ATD1PMEY6_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000143773 | Royal Bank of CanadaFR_ATD1PMEE0_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000143773 | BNP Paribas Prime Brokerage International Ltd. Tri Party RepoFR_927NYV005_5.470000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143773 | Abu Dhabi International Bank IFR_ATD1PMFA7_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143773 | Bank of Montreal Head OfficeFR_ATD1PMGX6_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143773 | Nationwide Building SocietyFR_6385E0G56_0.000000_2024-07-05
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143773 | ABN Amro Bank N.V.FR_ATD1PK4K1_5.330000_2024-07-03
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000143773 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000143773 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000143773 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000143773 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000143773 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000143773 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000052882 | JP Morgan SEC LLC TPR D Tri Party Repo DFR_930PNG000_5.330000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000052882 | Skandinaviska Enskilda Banken ABFR_ATD1PMEG5_5.310000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000052882 | KBC Bank NVFR_ATD1PM8Y3_5.310000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000052882 | Australia & New Zealand Banking Group Ltd.FR_ATD1PMEY6_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000052882 | Royal Bank of CanadaFR_ATD1PMEE0_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000052882 | BNP Paribas Prime Brokerage International Ltd. Tri Party RepoFR_927NYV005_5.470000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000052882 | Abu Dhabi International Bank IFR_ATD1PMFA7_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000052882 | Bank of Montreal Head OfficeFR_ATD1PMGX6_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000052882 | Nationwide Building SocietyFR_6385E0G56_0.000000_2024-07-05
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000052882 | ABN Amro Bank N.V.FR_ATD1PK4K1_5.330000_2024-07-03
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000052882 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000052882 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000052882 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000052882 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000052882 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000052882 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000145475 | JP Morgan SEC LLC TPR D Tri Party Repo DFR_930PNG000_5.330000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000145475 | Skandinaviska Enskilda Banken ABFR_ATD1PMEG5_5.310000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000145475 | KBC Bank NVFR_ATD1PM8Y3_5.310000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000145475 | Australia & New Zealand Banking Group Ltd.FR_ATD1PMEY6_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000145475 | Royal Bank of CanadaFR_ATD1PMEE0_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000145475 | BNP Paribas Prime Brokerage International Ltd. Tri Party RepoFR_927NYV005_5.470000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000145475 | Abu Dhabi International Bank IFR_ATD1PMFA7_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000145475 | Bank of Montreal Head OfficeFR_ATD1PMGX6_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000145475 | Nationwide Building SocietyFR_6385E0G56_0.000000_2024-07-05
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000145475 | ABN Amro Bank N.V.FR_ATD1PK4K1_5.330000_2024-07-03
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000145475 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000145475 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000145475 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000145475 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000145475 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000145475 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000231962 | JP Morgan SEC LLC TPR D Tri Party Repo DFR_930PNG000_5.330000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231962 | Skandinaviska Enskilda Banken ABFR_ATD1PMEG5_5.310000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000231962 | KBC Bank NVFR_ATD1PM8Y3_5.310000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000231962 | Australia & New Zealand Banking Group Ltd.FR_ATD1PMEY6_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231962 | Royal Bank of CanadaFR_ATD1PMEE0_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000231962 | BNP Paribas Prime Brokerage International Ltd. Tri Party RepoFR_927NYV005_5.470000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231962 | Abu Dhabi International Bank IFR_ATD1PMFA7_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231962 | Bank of Montreal Head OfficeFR_ATD1PMGX6_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231962 | Nationwide Building SocietyFR_6385E0G56_0.000000_2024-07-05
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231962 | ABN Amro Bank N.V.FR_ATD1PK4K1_5.330000_2024-07-03
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231962 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000231962 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000231962 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000231962 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000231962 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000231962 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000052881 | JP Morgan SEC LLC TPR D Tri Party Repo DFR_930PNG000_5.330000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000052881 | Skandinaviska Enskilda Banken ABFR_ATD1PMEG5_5.310000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000052881 | KBC Bank NVFR_ATD1PM8Y3_5.310000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000052881 | Australia & New Zealand Banking Group Ltd.FR_ATD1PMEY6_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000052881 | Royal Bank of CanadaFR_ATD1PMEE0_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000052881 | BNP Paribas Prime Brokerage International Ltd. Tri Party RepoFR_927NYV005_5.470000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000052881 | Abu Dhabi International Bank IFR_ATD1PMFA7_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000052881 | Bank of Montreal Head OfficeFR_ATD1PMGX6_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000052881 | Nationwide Building SocietyFR_6385E0G56_0.000000_2024-07-05
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000052881 | ABN Amro Bank N.V.FR_ATD1PK4K1_5.330000_2024-07-03
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000052881 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000052881 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000052881 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000052881 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000052881 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000052881 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000172253 | JP Morgan SEC LLC TPR D Tri Party Repo DFR_930PNG000_5.330000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000172253 | Skandinaviska Enskilda Banken ABFR_ATD1PMEG5_5.310000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000172253 | KBC Bank NVFR_ATD1PM8Y3_5.310000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000172253 | Australia & New Zealand Banking Group Ltd.FR_ATD1PMEY6_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000172253 | Royal Bank of CanadaFR_ATD1PMEE0_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000172253 | BNP Paribas Prime Brokerage International Ltd. Tri Party RepoFR_927NYV005_5.470000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000172253 | Abu Dhabi International Bank IFR_ATD1PMFA7_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000172253 | Bank of Montreal Head OfficeFR_ATD1PMGX6_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000172253 | Nationwide Building SocietyFR_6385E0G56_0.000000_2024-07-05
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000172253 | ABN Amro Bank N.V.FR_ATD1PK4K1_5.330000_2024-07-03
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000172253 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000172253 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000172253 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000172253 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000172253 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000172253 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000143780 | U.S. Treasury BillsFR_912797KY2_6
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000143780 | U.S. Treasury BillsFR_912797KN6_8
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000143780 | U.S. Treasury BillsFR_912797GB7_7
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000143780 | U.S. Treasury Floating Rate NotesFR_91282CFD8_5.342203_2024-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000143780 | U.S. Treasury BillsFR_912797KQ9_6
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000143780 | U.S. Treasury BillsFR_912797JT5_5
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143780 | U.S. Treasury BillsFR_912797KX4_6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000143780 | U.S. Treasury Floating Rate NotesFR_91282CFS5_5.445203_2024-10-31
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000143780 | U.S. Treasury BillsFR_912797JS7_7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000143780 | U.S. Treasury BillsFR_912797KY2_0.010000_2024-08-20
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000143780 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000143780 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000143780 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000143780 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000143780 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000143780 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000230479 | U.S. Treasury BillsFR_912797KY2_6
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000230479 | U.S. Treasury BillsFR_912797KN6_8
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000230479 | U.S. Treasury BillsFR_912797GB7_7
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230479 | U.S. Treasury Floating Rate NotesFR_91282CFD8_5.342203_2024-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230479 | U.S. Treasury BillsFR_912797KQ9_6
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230479 | U.S. Treasury BillsFR_912797JT5_5
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230479 | U.S. Treasury BillsFR_912797KX4_6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000230479 | U.S. Treasury Floating Rate NotesFR_91282CFS5_5.445203_2024-10-31
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230479 | U.S. Treasury BillsFR_912797JS7_7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230479 | U.S. Treasury BillsFR_912797KY2_0.010000_2024-08-20
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000230479 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000230479 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000230479 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000230479 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000230479 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000230479 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000231445 | U.S. Treasury BillsFR_912797KY2_6
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000231445 | U.S. Treasury BillsFR_912797KN6_8
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000231445 | U.S. Treasury BillsFR_912797GB7_7
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000231445 | U.S. Treasury Floating Rate NotesFR_91282CFD8_5.342203_2024-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000231445 | U.S. Treasury BillsFR_912797KQ9_6
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000231445 | U.S. Treasury BillsFR_912797JT5_5
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000231445 | U.S. Treasury BillsFR_912797KX4_6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000231445 | U.S. Treasury Floating Rate NotesFR_91282CFS5_5.445203_2024-10-31
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231445 | U.S. Treasury BillsFR_912797JS7_7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231445 | U.S. Treasury BillsFR_912797KY2_0.010000_2024-08-20
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231445 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000231445 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000231445 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000231445 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000231445 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000231445 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000143781 | U.S. Treasury BillsFR_912797KY2_6
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000143781 | U.S. Treasury BillsFR_912797KN6_8
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000143781 | U.S. Treasury BillsFR_912797GB7_7
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000143781 | U.S. Treasury Floating Rate NotesFR_91282CFD8_5.342203_2024-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000143781 | U.S. Treasury BillsFR_912797KQ9_6
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000143781 | U.S. Treasury BillsFR_912797JT5_5
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143781 | U.S. Treasury BillsFR_912797KX4_6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000143781 | U.S. Treasury Floating Rate NotesFR_91282CFS5_5.445203_2024-10-31
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000143781 | U.S. Treasury BillsFR_912797JS7_7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000143781 | U.S. Treasury BillsFR_912797KY2_0.010000_2024-08-20
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000143781 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000143781 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000143781 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000143781 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000143781 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000143781 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000052878 | U.S. Treasury BillsFR_912797KY2_6
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000052878 | U.S. Treasury BillsFR_912797KN6_8
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000052878 | U.S. Treasury BillsFR_912797GB7_7
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000052878 | U.S. Treasury Floating Rate NotesFR_91282CFD8_5.342203_2024-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000052878 | U.S. Treasury BillsFR_912797KQ9_6
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000052878 | U.S. Treasury BillsFR_912797JT5_5
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000052878 | U.S. Treasury BillsFR_912797KX4_6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000052878 | U.S. Treasury Floating Rate NotesFR_91282CFS5_5.445203_2024-10-31
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000052878 | U.S. Treasury BillsFR_912797JS7_7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000052878 | U.S. Treasury BillsFR_912797KY2_0.010000_2024-08-20
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000052878 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000052878 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000052878 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000052878 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000052878 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000052878 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000143782 | U.S. Treasury BillsFR_912797KY2_6
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000143782 | U.S. Treasury BillsFR_912797KN6_8
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000143782 | U.S. Treasury BillsFR_912797GB7_7
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000143782 | U.S. Treasury Floating Rate NotesFR_91282CFD8_5.342203_2024-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000143782 | U.S. Treasury BillsFR_912797KQ9_6
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000143782 | U.S. Treasury BillsFR_912797JT5_5
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143782 | U.S. Treasury BillsFR_912797KX4_6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000143782 | U.S. Treasury Floating Rate NotesFR_91282CFS5_5.445203_2024-10-31
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000143782 | U.S. Treasury BillsFR_912797JS7_7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000143782 | U.S. Treasury BillsFR_912797KY2_0.010000_2024-08-20
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000143782 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000143782 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000143782 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000143782 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000143782 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000143782 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000231964 | U.S. Treasury BillsFR_912797KY2_6
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000231964 | U.S. Treasury BillsFR_912797KN6_8
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000231964 | U.S. Treasury BillsFR_912797GB7_7
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000231964 | U.S. Treasury Floating Rate NotesFR_91282CFD8_5.342203_2024-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000231964 | U.S. Treasury BillsFR_912797KQ9_6
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000231964 | U.S. Treasury BillsFR_912797JT5_5
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000231964 | U.S. Treasury BillsFR_912797KX4_6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000231964 | U.S. Treasury Floating Rate NotesFR_91282CFS5_5.445203_2024-10-31
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231964 | U.S. Treasury BillsFR_912797JS7_7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231964 | U.S. Treasury BillsFR_912797KY2_0.010000_2024-08-20
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231964 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000231964 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000231964 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000231964 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000231964 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000231964 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000052877 | U.S. Treasury BillsFR_912797KY2_6
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000052877 | U.S. Treasury BillsFR_912797KN6_8
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000052877 | U.S. Treasury BillsFR_912797GB7_7
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000052877 | U.S. Treasury Floating Rate NotesFR_91282CFD8_5.342203_2024-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000052877 | U.S. Treasury BillsFR_912797KQ9_6
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000052877 | U.S. Treasury BillsFR_912797JT5_5
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000052877 | U.S. Treasury BillsFR_912797KX4_6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000052877 | U.S. Treasury Floating Rate NotesFR_91282CFS5_5.445203_2024-10-31
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000052877 | U.S. Treasury BillsFR_912797JS7_7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000052877 | U.S. Treasury BillsFR_912797KY2_0.010000_2024-08-20
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000052877 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000052877 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000052877 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000052877 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000052877 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000052877 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000143785 | Citigroup Tri Party AFR_985SRR000_5.330000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000143785 | FICCUB Bi Party RepoFR_944DQXII3_5.340000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000143785 | FICCJP Tri Party Repo AFR_952JMUII9_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143785 | MUFG Securities RepoFR_931NXA006_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143785 | U.S. Treasury BillsFR_912797KW6_0.010000_2024-08-06
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000143785 | U.S. Treasury BillsFR_912797GK7_4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000143785 | U.S. Treasury BillsFR_912797KP1_0.010000_2024-07-16
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000143785 | HSBC Tri Party AFR_99VDKG003_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000143785 | JP Morgan Securities LLC TPR AFR_930PNJ004_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000143785 | U.S. Treasury BillsFR_912797LJ4_0.010000_2024-09-24
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000143785 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000143785 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000143785 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000143785 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000143785 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000143785 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230480 | Citigroup Tri Party AFR_985SRR000_5.330000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000230480 | FICCUB Bi Party RepoFR_944DQXII3_5.340000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000230480 | FICCJP Tri Party Repo AFR_952JMUII9_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230480 | MUFG Securities RepoFR_931NXA006_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230480 | U.S. Treasury BillsFR_912797KW6_0.010000_2024-08-06
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230480 | U.S. Treasury BillsFR_912797GK7_4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230480 | U.S. Treasury BillsFR_912797KP1_0.010000_2024-07-16
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000230480 | HSBC Tri Party AFR_99VDKG003_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000230480 | JP Morgan Securities LLC TPR AFR_930PNJ004_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000230480 | U.S. Treasury BillsFR_912797LJ4_0.010000_2024-09-24
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000230480 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000230480 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000230480 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000230480 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000230480 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000230480 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000231448 | Citigroup Tri Party AFR_985SRR000_5.330000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000231448 | FICCUB Bi Party RepoFR_944DQXII3_5.340000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000231448 | FICCJP Tri Party Repo AFR_952JMUII9_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000231448 | MUFG Securities RepoFR_931NXA006_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000231448 | U.S. Treasury BillsFR_912797KW6_0.010000_2024-08-06
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231448 | U.S. Treasury BillsFR_912797GK7_4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231448 | U.S. Treasury BillsFR_912797KP1_0.010000_2024-07-16
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231448 | HSBC Tri Party AFR_99VDKG003_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000231448 | JP Morgan Securities LLC TPR AFR_930PNJ004_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000231448 | U.S. Treasury BillsFR_912797LJ4_0.010000_2024-09-24
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231448 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000231448 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000231448 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000231448 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000231448 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000231448 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000231447 | Citigroup Tri Party AFR_985SRR000_5.330000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000231447 | FICCUB Bi Party RepoFR_944DQXII3_5.340000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000231447 | FICCJP Tri Party Repo AFR_952JMUII9_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000231447 | MUFG Securities RepoFR_931NXA006_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000231447 | U.S. Treasury BillsFR_912797KW6_0.010000_2024-08-06
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231447 | U.S. Treasury BillsFR_912797GK7_4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231447 | U.S. Treasury BillsFR_912797KP1_0.010000_2024-07-16
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231447 | HSBC Tri Party AFR_99VDKG003_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000231447 | JP Morgan Securities LLC TPR AFR_930PNJ004_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000231447 | U.S. Treasury BillsFR_912797LJ4_0.010000_2024-09-24
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231447 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000231447 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000231447 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000231447 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000231447 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000231447 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000143783 | Citigroup Tri Party AFR_985SRR000_5.330000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000143783 | FICCUB Bi Party RepoFR_944DQXII3_5.340000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000143783 | FICCJP Tri Party Repo AFR_952JMUII9_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143783 | MUFG Securities RepoFR_931NXA006_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143783 | U.S. Treasury BillsFR_912797KW6_0.010000_2024-08-06
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000143783 | U.S. Treasury BillsFR_912797GK7_4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000143783 | U.S. Treasury BillsFR_912797KP1_0.010000_2024-07-16
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000143783 | HSBC Tri Party AFR_99VDKG003_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000143783 | JP Morgan Securities LLC TPR AFR_930PNJ004_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000143783 | U.S. Treasury BillsFR_912797LJ4_0.010000_2024-09-24
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000143783 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000143783 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000143783 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000143783 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000143783 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000143783 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000052879 | Citigroup Tri Party AFR_985SRR000_5.330000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000052879 | FICCUB Bi Party RepoFR_944DQXII3_5.340000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000052879 | FICCJP Tri Party Repo AFR_952JMUII9_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000052879 | MUFG Securities RepoFR_931NXA006_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000052879 | U.S. Treasury BillsFR_912797KW6_0.010000_2024-08-06
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000052879 | U.S. Treasury BillsFR_912797GK7_4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000052879 | U.S. Treasury BillsFR_912797KP1_0.010000_2024-07-16
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000052879 | HSBC Tri Party AFR_99VDKG003_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000052879 | JP Morgan Securities LLC TPR AFR_930PNJ004_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000052879 | U.S. Treasury BillsFR_912797LJ4_0.010000_2024-09-24
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000052879 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000052879 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000052879 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000052879 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000052879 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000052879 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000143784 | Citigroup Tri Party AFR_985SRR000_5.330000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000143784 | FICCUB Bi Party RepoFR_944DQXII3_5.340000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000143784 | FICCJP Tri Party Repo AFR_952JMUII9_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143784 | MUFG Securities RepoFR_931NXA006_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143784 | U.S. Treasury BillsFR_912797KW6_0.010000_2024-08-06
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000143784 | U.S. Treasury BillsFR_912797GK7_4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000143784 | U.S. Treasury BillsFR_912797KP1_0.010000_2024-07-16
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000143784 | HSBC Tri Party AFR_99VDKG003_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000143784 | JP Morgan Securities LLC TPR AFR_930PNJ004_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000143784 | U.S. Treasury BillsFR_912797LJ4_0.010000_2024-09-24
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000143784 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000143784 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000143784 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000143784 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000143784 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000143784 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000231965 | Citigroup Tri Party AFR_985SRR000_5.330000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000231965 | FICCUB Bi Party RepoFR_944DQXII3_5.340000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000231965 | FICCJP Tri Party Repo AFR_952JMUII9_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000231965 | MUFG Securities RepoFR_931NXA006_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000231965 | U.S. Treasury BillsFR_912797KW6_0.010000_2024-08-06
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231965 | U.S. Treasury BillsFR_912797GK7_4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231965 | U.S. Treasury BillsFR_912797KP1_0.010000_2024-07-16
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231965 | HSBC Tri Party AFR_99VDKG003_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000231965 | JP Morgan Securities LLC TPR AFR_930PNJ004_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000231965 | U.S. Treasury BillsFR_912797LJ4_0.010000_2024-09-24
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231965 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000231965 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000231965 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000231965 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000231965 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000231965 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000052880 | Citigroup Tri Party AFR_985SRR000_5.330000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000052880 | FICCUB Bi Party RepoFR_944DQXII3_5.340000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000052880 | FICCJP Tri Party Repo AFR_952JMUII9_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000052880 | MUFG Securities RepoFR_931NXA006_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000052880 | U.S. Treasury BillsFR_912797KW6_0.010000_2024-08-06
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000052880 | U.S. Treasury BillsFR_912797GK7_4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000052880 | U.S. Treasury BillsFR_912797KP1_0.010000_2024-07-16
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000052880 | HSBC Tri Party AFR_99VDKG003_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000052880 | JP Morgan Securities LLC TPR AFR_930PNJ004_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000052880 | U.S. Treasury BillsFR_912797LJ4_0.010000_2024-09-24
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000052880 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000052880 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000052880 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000052880 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000052880 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000052880 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000172254 | Citigroup Tri Party AFR_985SRR000_5.330000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000172254 | FICCUB Bi Party RepoFR_944DQXII3_5.340000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000172254 | FICCJP Tri Party Repo AFR_952JMUII9_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000172254 | MUFG Securities RepoFR_931NXA006_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000172254 | U.S. Treasury BillsFR_912797KW6_0.010000_2024-08-06
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000172254 | U.S. Treasury BillsFR_912797GK7_4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000172254 | U.S. Treasury BillsFR_912797KP1_0.010000_2024-07-16
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000172254 | HSBC Tri Party AFR_99VDKG003_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000172254 | JP Morgan Securities LLC TPR AFR_930PNJ004_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000172254 | U.S. Treasury BillsFR_912797LJ4_0.010000_2024-09-24
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000172254 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000172254 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000172254 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000172254 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000172254 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000172254 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000143776 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000143776 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000143776 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000143776 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000143776 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000143776 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000143776 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000143776 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000143776 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000143776 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000230478 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000230478 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000230478 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000230478 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000230478 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000230478 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000230478 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000230478 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000230478 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000230478 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000231443 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000231443 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000231443 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000231443 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000231443 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000231443 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000231443 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000231443 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000231443 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000231443 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000231444 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000231444 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000231444 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000231444 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000231444 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000231444 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000231444 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000231444 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000231444 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000231444 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000146109 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000146109 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000146109 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000146109 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000146109 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000146109 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000146109 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000146109 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000146109 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000146109 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000143775 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000143775 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000143775 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000143775 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000143775 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000143775 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000143775 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000143775 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000143775 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000143775 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000052884 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000052884 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000052884 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000052884 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000052884 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000052884 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000052884 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000052884 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000052884 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000052884 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000145476 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000145476 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000145476 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000145476 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000145476 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000145476 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000145476 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000145476 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000145476 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000145476 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000231963 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000231963 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000231963 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000231963 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000231963 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000231963 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000231963 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000231963 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000231963 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000231963 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000052883 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000052883 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000052883 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000052883 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000052883 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000052883 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000052883 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000052883 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000052883 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000052883 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000069459 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000069459 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000069459 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000069459 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000069459 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000069459 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000069459 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000069459 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000069459 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000069459 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000158904 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000158904 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000158904 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000158904 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000158904 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000158904 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000158904 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000158904 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000158904 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000158904 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000158904 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000158904 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000192374 | Citigroup Tri Party AFR_985SRR000_5.330000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000192374 | FICCUB Bi Party RepoFR_944DQXII3_5.340000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000192374 | FICCJP Tri Party Repo AFR_952JMUII9_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000192374 | MUFG Securities RepoFR_931NXA006_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000192374 | U.S. Treasury BillsFR_912797KW6_0.010000_2024-08-06
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000192374 | U.S. Treasury BillsFR_912797GK7_4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000192374 | U.S. Treasury BillsFR_912797KP1_0.010000_2024-07-16
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000192374 | HSBC Tri Party AFR_99VDKG003_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000192374 | JP Morgan Securities LLC TPR AFR_930PNJ004_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000192374 | U.S. Treasury BillsFR_912797LJ4_0.010000_2024-09-24
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000192374 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000192374 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000192374 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000192374 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000192374 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000192374 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000143850 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000143850 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000143850 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000143850 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000143850 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000143850 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000143850 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000143850 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000143850 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000143850 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000143850 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000143850 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000143850 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000143850 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000143850 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000143850 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000143850 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000143850 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000143850 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000143850 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%